Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable
	December 31, 2025	December 31, 2024
Accrued expenses	$1,393	$1,127
Accrued employee compensation	18	4

Total	$1,411	$1,131